Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income		$ 321,864	$ 215,856	$ 275,469
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	[1]	(18,025)	4,572	(17,946)
Unrealized gains (losses) on derivative instruments	[1]	67,899	(15,197)	(87,004)
Pension and other post-retirement benefit plans	[1]	32,147	64,517	130,329
Other Comprehensive Income (Loss), Net of Tax	[1]	82,021	53,892	25,379
Total comprehensive income		403,885	269,748	300,848
Less: comprehensive income attributable to non-controlling interest		1,246	856	899
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders		$ 405,131	$ 270,604	$ 301,747

[1]	Other comprehensive income (loss), net of tax expenses in the amounts of $3,541, $132 and $1,419 for the years 2024, 2023 and 2022, respectively.